Derivative Instruments and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Fair value	$ (258)	$ 843
Notional amount	104,173	132,155
Foreign exchange contracts [Member] | Other current assets [Member] | Not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	244	82
Notional amount of derivative asset	39,197	12,380
Foreign exchange contracts [Member] | Other current assets [Member] | Designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	2,295	910
Notional amount of derivative asset	27,434	60,408
Foreign exchange contracts [Member] | Accrued expenses and other current liabilities [Member] | Not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(82)	(89)
Notional amount of derivative liability	2,421	33,047
Foreign exchange contracts [Member] | Accrued expenses and other current liabilities [Member] | Designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(2,715)	(60)
Notional amount of derivative liability	$ 35,121	$ 26,320